Condensed, Consolidated Statements of Income (Unaudited) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Revenue		$ 656,854	$ 551,717	$ 1,873,782	$ 1,599,955
Direct costs		500,277	414,051	1,416,477	1,207,580
Gross profit		156,577	137,666	457,305	392,375
Selling, general and administrative expense		49,343	44,860	147,661	133,743
Business interruption insurance gain		0	(4,523)	0	(4,523)
Net loss (gain) on sale or disposal of assets		236	250	528	(234)
Operating income (loss)		106,998	97,079	309,116	263,389
Interest expense, net		9,300	5,455	24,262	15,396
Debt retirement costs		0	0	1,600	0
Other (income) expense		(121)	59	(985)	88
Income before provision for income taxes		97,819	91,565	284,239	247,905
Provision for income taxes		37,040	35,097	109,312	95,961
Net income	[1]	60,779	56,468	174,927	151,944
Net income attributable to noncontrolling interests		2,548	1,614	6,419	4,490
Net income attributable to VCA Inc.		$ 58,231	$ 54,854	$ 168,508	$ 147,454
Basic earnings per share (in dollars per share)		$ 0.72	$ 0.68	$ 2.08	$ 1.80
Diluted earnings per share (in dollars per share)		$ 0.71	$ 0.67	$ 2.06	$ 1.78
Weighted-average shares outstanding for basic earnings per share (in shares)		80,924	80,815	80,845	81,700
Weighted-average shares outstanding for diluted earnings per share (in shares)		81,812	81,795	81,695	82,744

[1]	Includes approximately $3.1 million and $2.5 million of net income related to redeemable and mandatorily redeemable noncontrolling interests for the nine months ended September 30, 2016 and 2015, respectively.